UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.7%
Education - 13.5%
Massachusetts State DFA Revenue:
Brandeis University, Series S, Refunding	5.000%	10/1/40	$1,330,000	$1,507,980
Foxborough Regional Charter, Refunding	5.000%	7/1/37	600,000	635,988
Northeastern University, Series A, Refunding	5.000%	10/1/30	400,000	487,660
Northeastern University, Series A, Refunding	5.000%	10/1/31	520,000	628,077
Northeastern University, Series A, Refunding	5.000%	10/1/32	750,000	898,590
Northeastern University, Series A, Refunding	5.000%	10/1/33	500,000	596,685
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/35	2,230,000	2,540,996
Suffolk University, Unrefunded	5.750%	7/1/39	2,010,000	2,036,874
Worcester Polytechnic Institute, Refunding	5.000%	9/1/42	1,500,000	1,682,310

Total Education				11,015,160

Health Care - 13.7%
Massachusetts State DFA Revenue:
Dana-Farber Cancer Institute, Series S	5.000%	12/1/34	1,120,000	1,284,394
Milford Regional Medical Center, Series F	5.625%	7/15/36	500,000	537,240
Newbridge Charles Inc., Refunding	5.000%	10/1/47	500,000	520,135	(a)
Orchard Cove Obligation, Refunding	5.000%	10/1/39	250,000	271,590
Orchard Cove Obligation, Refunding	5.000%	10/1/49	700,000	757,344
Partners Healthcare System Inc., Refunding	5.000%	7/1/30	1,000,000	1,148,030
South Shore Hospital, Series I	5.000%	7/1/41	2,500,000	2,711,800
UMass Memorial Health Care, Series H, Unrefunded	5.500%	7/1/31	75,000	80,200
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	2,500,000	2,708,100
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	563,880
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	550,900

Total Health Care				11,133,613

Power - 1.0%
Berkshire, MA, Wind Power Cooperative Corp. Revenue, Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/27	700,000	843,080

Pre-Refunded/Escrowed to Maturity - 8.6%
Massachusetts State DFA Revenue:
Boston University, Series U-4	5.600%	10/1/35	1,300,000	1,330,160	(b)
UMass Memorial Health Care, Series H, Prerefunded	5.500%	7/1/31	1,425,000	1,546,196	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation, AGC	5.000%	11/15/31	$1,250,000	$1,279,325	(b)
Cape Cod Healthcare Obligation, AGC	5.125%	11/15/35	1,750,000	1,792,560	(b)
Massachusetts Eye & Ear Infirmary, Series C	5.375%	7/1/35	1,015,000	1,063,365	(b)

Total Pre-Refunded/Escrowed to Maturity				7,011,606

Special Tax Obligation - 20.3%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	3,500,000	3,898,895
Massachusetts State DFA Revenue, Broad Institute Inc., Refunding	5.000%	4/1/37	1,500,000	1,741,125
Massachusetts State School Building Authority, Sales Tax Revenue:
Senior, Series A	5.000%	5/15/43	1,000,000	1,100,490
Series C, Refunding	5.000%	8/15/37	2,250,000	2,531,610	(c)
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL	5.500%	1/1/34	5,000,000	6,421,250
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	5.000%	7/1/58	425,000	403,984
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	425,000	413,312

Total Special Tax Obligation				16,510,666

State General Obligation - 4.3%
Massachusetts State, GO, Consolidated Loan, Series E	5.000%	9/1/38	3,000,000	3,494,970

Transportation - 25.9%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Senior, Series B	5.000%	1/1/37	4,000,000	4,095,600
Massachusetts State Port Authority Revenue:
Conrac Project, Series A	5.125%	7/1/41	4,000,000	4,228,200
Series A	5.000%	7/1/40	5,000,000	5,184,700
Massachusetts State Transportation Fund Revenue:
Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	1,000,000	1,134,340
Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/48	1,000,000	1,141,660
Metropolitan Boston, MA, Transit Parking Corp. Systemwide Senior Lien Parking Revenue, Series 2011	5.000%	7/1/41	5,000,000	5,284,350

Total Transportation				21,068,850

See Notes to Schedule of Investments.

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 10.4%
Massachusetts State Water Resources Authority Revenue, Green Bond, Series C, Refunding	5.000%	8/1/40	$7,480,000	$8,487,631

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $76,859,693)				79,565,576

SHORT-TERM INVESTMENTS - 3.3%
MUNICIPAL BONDS - 3.3%
Education - 0.2%
University of Massachusetts Building Authority Revenue, Series 1, Refunding, SPA - Wells Fargo Bank N.A.	1.740%	11/1/34	200,000	200,000	(d)(e)

Health Care - 0.6%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., Series K-1, SPA - Wells Fargo Bank N.A.	1.700%	7/1/46	500,000	500,000	(d)(e)

Housing: Multi-Family - 2.5%
New York State HFA Revenue:
250 West 93rd Street, Series 2005-A, LOC - Landesbank Hessen - Thuringen	1.800%	11/1/38	600,000	600,000	(d)(e)
606 West 57th Street, Series A, LOC - Wells Fargo Bank N.A.	2.420%	5/1/49	1,400,000	1,400,000	(d)(e)

Total Housing: Multi-Family				2,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,700,000)				2,700,000

TOTAL INVESTMENTS - 101.0% (Cost - $79,559,693)				82,265,576
Liabilities in Excess of Other Assets - (1.0)%				(824,710)

TOTAL NET ASSETS - 100.0%				$81,440,866

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation — Insured Bonds
DFA	— Development Finance Agency
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	7	6/19	$1,134,644	$1,117,156	$17,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$79,565,576	—	$79,565,576

Short-Term Investments†	—	2,700,000	—	2,700,000

Total Investments	—	$82,265,576	—	$82,265,576

Other Financial Instruments:
Futures Contracts	$17,488	—	—	$17,488

Total	$17,488	$82,265,576	—	$82,283,064

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019